RECEIVABLES - Additional Information (Details) $ in Millions	3 Months Ended
	Mar. 31, 2022 USD ($) contract account	Mar. 31, 2021 USD ($) contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	90 days
Foreign currency translation and other	$ 15
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	149	218
Pre-modification value of retail and finance lease receivable contracts	$ 4	$ 6
Post-modification value of retail and finance lease receivable contracts	$ 3	$ 6
Number of accounts receivable undergoing bankruptcy proceedings (in contracts)	335	356
Amount of accounts receivable undergoing bankruptcy proceedings	$ 22	$ 24